Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.01375%
Investment Maturity Date		Feb. 15, 2020
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.015%
Investment Maturity Date		May 15, 2020
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.015%
Investment Maturity Date		Aug. 15, 2020
U.S. Treasury notes, 2.250%, 02/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.0225%
Investment Maturity Date	Feb. 15, 2021
U.S. Treasury notes, 2.625%, 05/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.02625%
Investment Maturity Date	May 15, 2021
U.S. Treasury notes, 2.750%, 08/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.0275%
Investment Maturity Date	Aug. 15, 2021
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized cost of U.S. Treasury Notes	$ 97,558,368	$ 137,753,413